Property, Plant and Equipment and Capital Long-Term Prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment and Capital Long-Term Prepayments
Schedule of property, plant and equipment

	Property,
	Plant and	Construction in	Right-of-
Cost	Equipment	Progress	use Assets	Total
January 1, 2021	$4,876	$—	$—	$4,876
Additions during the year	557	5,015	—	5,572
Balance December 31, 2021	$5,433	$5,015	$—	$10,448
Additions during the year	556	57,085	301	57,942
Transfers from capital long-term prepayments	—	13,948	—	13,948
Balance December 31, 2022	$5,989	$76,048	$301	$82,338
Additions during the year	—	16,942	—	16,942
Transfers from capital long-term prepayments	—	3,968	—	3,968
Impairment	—	(51,884)	—	(51,884)
Balance December 31, 2023	$5,989	$45,074	$301	$51,364

	Property,
	Plant and	Construction	Right-of-
Accumulated Depreciation	Equipment	in Progress	use Assets	Total
January 1, 2021	$—	$—	$—	$—
Change for the year	2	—	—	2
January 1, 2022	$2	$—	$—	$2
Change for the year	8	—	40	48
Balance December 31, 2022	$10	$—	$40	$50
Change for the year	—	—	56	56
Balance December 31, 2023	$10	$—	$96	$106

Net Book Value
Balance December 31, 2021	$5,431	$5,015	$—	$10,446
Balance December 31, 2022	$5,979	$76,048	$261	$82,288
Balance December 31, 2023	$5,979	$45,074	$205	$51,258

Schedule of capital long-term prepayments activity

Capital long-term
prepayments
January 1, 2021	$—
Additions during the year	6,631
January 1, 2022	$6,631
Additions during the year	10,404
Transfers to property, plant and equipment	(13,948)
Balance December 31,2022	$3,087
Additions during the year	881
Transfers to property, plant and equipment	(3,968)
Balance December 31,2023	$—